UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2013

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2013 (Unaudited)

Registered Investment Companies--99.9%	Shares		Value ($)
Bonds and Notes--49.8%
Dreyfus Bond Market Index Fund,
BASIC Shares	553,571	a	5,845,714
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	114,932	a	1,603,301
Dreyfus High Yield Fund, Cl. I	276,686	a	1,867,628
Dreyfus Intermediate Term Income
Fund, Cl. I	416,565	a	5,698,616
Dreyfus Short Duration
Bond Fund	19,571	a	205,500
			15,220,759
Domestic Common Stocks--34.0%
Dreyfus Appreciation Fund, Cl.
Investor Shares	32,223	a	1,659,157
Dreyfus Disciplined Stock Fund	24,936	a	1,032,092
Dreyfus MidCap Index Fund	4,644	a	173,180
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	14,157	a	606,632
Dreyfus Research Growth Fund, Cl.
Z	145,164	a	1,982,945
Dreyfus Small Cap Stock Index Fund	20,555	a	625,907
Dreyfus Strategic Value Fund, Cl.
I	39,051	a	1,622,171
Dreyfus Structured Midcap Fund,
Cl. I	19,441	a	585,958
Dreyfus U.S. Equity Fund, Cl. I	76,174	a	1,505,963
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	31,149	a	616,128
			10,410,133
Foreign Common Stocks--16.1%
Dreyfus Emerging Markets Fund, Cl.
I	73,374	a	733,736
Dreyfus Global Real Estate
Securities Fund, Cl. I	80,341	a	668,440
Dreyfus International Bond Fund,
Cl. I	98,984	a	1,620,372
Dreyfus International Equity Fund,
Cl. I	8,491	a	304,671
Dreyfus International Stock Index
Fund	27,578	a	475,446
Dreyfus International Value Fund,
Cl. I	20,689	a	264,610
Dreyfus/Newton International
Equity Fund, Cl. I	23,289	a	478,122
International Stock Fund, Cl. I	23,375	a	367,684
			4,913,081

Total Investments (cost $27,494,145)	99.9%		30,543,973
Cash and Receivables (Net)	.1%		20,161
Net Assets	100.0%		30,564,134

a Investment in affiliated mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $3,049,828 of which $3,341,544 related to appreciated investment securities and $291,716 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	78.6
Mutual Funds: Foreign	21.3
99.9

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable	Total
Assets ($)	Prices	Observable Inputs	Inputs
Investments in Securities:
Mutual Funds+	30,543,973	-	-	30,543,973

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2013 (Unaudited)

Registered Investment Companies--100.0%	Shares		Value ($)
Bonds and Notes--19.0%
Dreyfus Bond Market Index Fund,
BASIC Shares	79,768	a	842,355
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	26,056	a	363,477
Dreyfus High Yield Fund, Cl. I	63,063	a	425,678
Dreyfus Intermediate Term Income
Fund, Cl. I	94,434	a	1,291,852
Dreyfus International Bond Fund,
Cl. I	22,459	a	367,649
Dreyfus Short-Intermediate
Government Fund	92,541	a	971,684
			4,262,695
Domestic Common Stocks--57.7%
Dreyfus Appreciation Fund, Cl.
Investor Shares	37,687	a	1,940,480
Dreyfus Disciplined Stock Fund	28,633	a	1,185,138
Dreyfus MidCap Index Fund	22,097	a	823,994
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	18,959	a	812,404
Dreyfus Research Growth Fund, Cl.
Z	189,101	a	2,583,118
Dreyfus Small Cap Stock Index Fund	23,502	a	715,641
Dreyfus Strategic Value Fund, Cl.
I	43,356	a	1,801,004
Dreyfus Structured Midcap Fund, Cl. I	22,285	a	671,670
Dreyfus U.S. Equity Fund, Cl. I	87,092	a	1,721,817
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	35,724	a	706,626
			12,961,892
Foreign Common Stocks--23.3%
Dreyfus Emerging Markets Fund, Cl.
I	142,897	a	1,428,967
Dreyfus Global Real Estate
Securities Fund, Cl. I	148,638	a	1,236,667
Dreyfus International Equity Fund,
Cl. I	11,722	a	420,601
Dreyfus International Stock Index
Fund	37,461	a	645,830
Dreyfus International Value Fund,
Cl. I	27,336	a	349,630
International Stock Fund, Cl. I	31,833	a	500,731
Dreyfus/Newton International
Equity Fund, Cl. I	31,507	a	646,839
			5,229,265
Total Investments (cost $18,225,308)	100.0%		22,453,852
Liabilities, Less Cash and Receivables	(.0%)		(3,002)
Net Assets	100.0%		22,450,850

a Investment in affiliated mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $4,228,544 of which $4,270,385 related to appreciated investment securities and $41,841 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	73.5
Mutual Funds: Foreign	26.5
100.0

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable	Total
Assets ($)	Prices	Observable Inputs	Inputs
Investments in Securities:		-
Mutual Funds	22,453,852		-	22,453,852

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2013 (Unaudited)

Registered Investment Companies--99.3%	Shares		Value ($)
Bonds and Notes--33.0%
Dreyfus Bond Market Index Fund,
BASIC Shares	699,047	a	7,381,935
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	162,680	a	2,269,392
Dreyfus High Yield Fund, Cl. I	386,500	a	2,608,874
Dreyfus Intermediate Term Income
Fund, Cl. I	590,734	a	8,081,245
Dreyfus Short Duration Bond Fund	169,092	a	1,775,466
			22,116,912

Domestic Common Stocks--45.0%
Dreyfus Appreciation Fund, Cl.
Investor Shares	91,479	a	4,710,256
Dreyfus Disciplined Stock Fund	69,928	a	2,894,337
Dreyfus MidCap Index Fund	39,441	a	1,470,757
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	36,299	a	1,555,395
Dreyfus Research Growth Fund, Cl.
Z	433,074	a	5,915,785
Dreyfus Small Cap Stock Index Fund	56,240	a	1,712,494
Dreyfus Strategic Value Fund, Cl.
I	108,107	a	4,490,763
Dreyfus Structured Midcap Fund, Cl. I	53,551	a	1,614,034
Dreyfus U.S. Equity Fund, Cl. I	210,875	a	4,169,007
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	85,027	a	1,681,842
			30,214,670
Foreign Common Stocks--21.3%
Dreyfus Emerging Markets Fund, Cl.
I	341,248	a	3,412,475
Dreyfus Global Real Estate
Securities Fund, Cl. I	304,512	a	2,533,538
Dreyfus International Bond Fund,
Cl. I	140,249	a	2,295,880
Dreyfus International Equity Fund,
Cl. I	27,389	a	982,703
Dreyfus International Stock Index
Fund	88,427	a	1,524,473
Dreyfus International Value Fund,
Cl. I	66,612	a	851,969
Dreyfus/Newton International
Equity Fund, Cl. I	73,818	a	1,515,485
International Stock Fund, Cl. I	74,137	a	1,166,169
			14,282,692

Total Investments (cost $58,201,514)	99.3%		66,614,274
Cash and Receivables (Net)	.7%		449,819
Net Assets	100.0%		67,064,093

a	Investment in affiliated mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $8,412,760 of which $8,863,510 related to appreciated investment securities and $450,750 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	78.0

Mutual Funds: Foreign	21.3
99.3

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable	Total
Assets ($)	Prices	Observable Inputs	Inputs
Investments in Securities:
Mutual Funds+	66,614,274	-	-	66,614,274

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)